Cover	May 30, 2023
Cover [Abstract]
Entity Registrant Name	KNOW LABS, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 30, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-0273142
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-30262
Entity Address Address Line 1	500 Union Street
Entity Address Address Line 2	Suite 810
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98101
City Area Code	206
Local Phone Number	903-1351
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	KNW
Security Exchange Name	NYSEAMER